Restricted Cash	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Restricted Cash [Abstract]
Restricted Cash

3. Restricted Cash

Restricted cash represents chargeback reserves held by the Company’s credit card processor. Amounts of restricted cash held, by type of currency were as follows:

	June 30,	September 30,
	2015	2014

Euro	$119,218	$206,312
Australian Dollar	15,988	77,563
United States Dollar	1,132,571	620,590

Total	$1,267,777	$904,465

3. Restricted Cash

Restricted cash represents chargeback reserves held by the Company’s credit card processor. Amounts of restricted cash held, by type of currency were as follows:

	September 30,
	2014	2013
Euro	$206,312	$216,123
Australian Dollar	77,563	10,548
United States Dollar	620,590	158,369
Total	$904,465	$385,040